---------------
Gabelli Capital
   Asset Fund
---------------
       5
---------------

--------------------------------------------------------------------------------
  Gabelli Capital Asset Fund
---------------------------------

  SCHEDULE OF INVESTMENTS
  June 30, 1997 (Unaudited)

-------------------------
  COMMON STOCKS -- 92.0%
-------------------------

      Shares                                                      Value
--------------------------------------------------------------------------------

Aerospace - 0.6%
       8,000  Boeing Co.                                      $ 424,500
                                                            -----------

Automotive: Parts and Accessories - 3.6%
       5,000  Brad Ragan, Inc.+                                 118,125
       3,000  Federal-Mogul Corporation                         105,000
      40,000  GenCorp Inc.                                      925,000
      23,000  Handy & Harman                                    399,625
      10,000  TransPro Inc.                                      86,875
      30,000  Wynn's International, Inc.                        851,250
                                                            -----------
                                                              2,485,875
                                                            -----------

Aviation: Parts and Services - 4.0%
      13,000  AAR Corp.                                         420,062
      40,000  Coltec Industries Inc.+                           780,000
       5,000  Curtiss-Wright Corporation                        291,250
       7,500  Hi-Shear Industries Inc.                           18,281
      27,000  Hudson General Corporation                      1,026,000
       7,000  Moog, Inc., Class A+                              220,500
                                                            -----------
                                                              2,756,093
                                                            -----------

Broadcasting - 8.7%
      65,000  Ackerley Communications Inc.                      706,875
      23,442  Chris-Craft Industries, Inc.                    1,131,077
       5,000  Gray Communications Systems, Inc.                 112,187
      50,000  Gray Communications Systems, Inc.,
               Class B                                        1,043,750
      30,000  Grupo Televisa S.A., GDR +                        911,250
      10,000  LIN Television Corporation+                       441,250
      16,000  United Television, Inc.                         1,584,000
                                                            -----------
                                                              5,930,389
                                                            -----------

Cable - 12.7%
      22,000  BET Holdings, Inc., Class A +                     720,500
      48,000  Cablevision Systems Corporation,
               Class A+                                       2,568,000
      75,000  International Family Entertainment,
               Inc., Class B+                                 2,578,125
      95,000  Tele-Communications, Inc./Liberty
               Media Group, Class A+                          2,256,250
      29,000  Tele-Communications International,
               Inc., Class A+                                   447,687
      15,000  United International Holdings, Inc.,
               Class A+                                         155,625
                                                            -----------
                                                              8,726,187
                                                            -----------

Consumer Products - 4.1%
       6,500  Culbro Corporation+                               904,718
      10,000  Fortune Brands, Inc.                              373,125
      30,000  Gallaher Group plc+                               553,125
      25,000  General Housewares Corp.                          246,875
      18,000  National Presto Industries Inc.                   725,625
                                                            -----------
                                                              2,803,468
                                                            -----------

Consumer Services - 3.3%
      40,000  HSN, Inc.+                                      1,250,000
      50,000  Rollins, Inc.                                   1,006,250
                                                            -----------
                                                              2,256,250
                                                            -----------

Diversified Industrial - 4.2%
       7,500  Crane Co.                                         313,594
      16,000  GATX Corporation                                  924,000
       4,000  Honeywell, Inc.                                   303,500
      10,000  ITT Industries Inc.                               257,500
      45,000  Katy Industries, Inc.                             669,375
      10,000  Thomas Industries Inc.                            287,500
      50,000  Tyler Corporation+                                103,125
                                                            -----------
                                                              2,858,594
                                                            -----------

Energy - 1.3%
       5,000  Eastern Enterprises                               174,063
      90,000  Kaneb Services, Inc.+                             331,875
       5,000  Pennzoil Company                                  383,750
                                                            -----------
                                                                889,688
                                                            -----------

Entertainment - 8.6%
      14,664  Ascent Entertainment Group Inc.+                  133,809
      70,000  Gaylord Entertainment Company,
               Class A                                        1,614,375
      30,000  GC Companies, Inc.+                             1,380,000
      25,000  Time Warner Inc.                                1,206,250
      41,000  Viacom Inc., Class A+                           1,206,938
      12,000  Viacom Inc., Class B+                             360,000
                                                            -----------
                                                              5,901,372
                                                            -----------

Equipment and Supplies - 10.7%
      10,000  Aeroquip-Vickers Inc.                             472,500
      20,000  AMETEK, Inc.                                      470,000
      16,200  Ampco-Pittsburgh Corporation                      237,937
       6,000  CTS Corporation                                   413,625
      12,500  Franklin Electric Company, Inc.                   621,875

                       See notes to financial statements.

--------------------------------------------------------------------------------


                                       56
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                                                                 Gabelli Capital
                                                                    Asset Fund
                                                                 ---------------
                                                                        5
                                                                 ---------------

--------------------------------------------------------------------------------

      Shares                                                      Value
--------------------------------------------------------------------------------

      40,000  General Instrument Corporation+                $1,000,000
       8,000  Ingersoll Rand Co.                                494,000
      33,000  Navistar International Corporation+               569,250
      14,200  Pittway Corporation                               710,000
      28,000  Sequa Corporation, Class A+                     1,578,500
      10,000  SPS Technologies, Inc.+                           710,000
                                                            -----------
                                                              7,277,687
                                                            -----------

Financial Services - 1.7%
      22,600  Midland Company                                 1,130,000
                                                            -----------

Food and Beverage - 6.4%
      50,000  Archer-Daniels-Midland Company                  1,175,000
      37,000  Celestial Seasonings, Inc.+                       925,000
      27,000  Quaker Oats Company                             1,211,625
       5,000  Seagram Company Ltd.                              201,250
       7,786  Tootsie Roll Industries, Inc.                     346,477
      20,000  Whitman Corporation                               506,250
                                                            -----------
                                                              4,365,602
                                                            -----------

Health Care - 2.2%
      20,000  Carter-Wallace, Inc.                              357,500
      60,000  IVAX Corp.+                                       671,250
       5,000  Rhone-Poulenc Rorer, Inc.                         454,375
                                                            -----------
                                                              1,483,125
                                                            -----------

Hotels/Casinos - 4.6%
      35,000  Aztar Corporation+                                247,188
      30,000  ITT Corporation, New+                           1,831,875
      80,000  Jackpot Enterprises Inc.                          910,000
      17,000  Trump Hotels & Casino Resorts, Inc.+              182,750
                                                            -----------
                                                              3,171,813
                                                            -----------

Publishing - 7.4%
      20,000  Golden Books Family Entertainment,
               Inc.+                                            250,000
      15,000  Harcourt General, Inc.                            714,375
      15,000  Lee Enterprises, Incorporated                     395,625
       5,000  McGraw-Hill Companies, Inc.                       294,063
      25,000  Media General, Inc., Class A                    1,000,000
      28,000  Meredith Corporation                              812,000
      14,666  Pulitzer Publishing Company                       777,298
      60,000  Thomas Nelson Inc.                                832,500
                                                            -----------
                                                              5,075,861
                                                            -----------

Retail - 4.3%
      50,000  Bruno's, Inc.+                                    575,000
       5,000  Delchamps, Inc.                                   160,000
      35,000  Giant Food Inc., Class A                        1,141,875
      40,000  Neiman Marcus Group, Inc.+                      1,050,000
                                                            -----------
                                                              2,926,875
                                                            -----------

Specialty Chemical - 0.8%
      14,000  Ferro Corporation                                 518,875
                                                            -----------

Wireless Communications - 2.8%
      32,000  Centennial Cellular Corp., Class A+               508,000
      30,000  COMSAT Corporation, Series 1                      714,375
      12,000  Rogers Cantel Mobile Communications,
               Inc., Class B+                                   227,250
      15,000  Telephone and Data Systems, Inc.                  569,062
                                                            -----------
                                                              2,018,687
                                                            -----------

TOTAL COMMON STOCKS
 (Cost $51,382,890)                                          63,000,941
                                                            -----------

-----------------------------
  U.S. TREASURY BILLS - 9.1%
-----------------------------

   Principal
     Amount                                                       Value
--------------------------------------------------------------------------------
$  6,235,000  4.30% to 5.10%++ due 07/10/1997
               08/21/1997                                   $ 6,205,051
                                                            -----------

TOTAL U.S. TREASURY BILLS
 (Cost $6,205,051)                                            6,205,051
                                                            -----------

TOTAL INVESTMENTS - 101.1%
 (Cost $57,587,941) (a)                                      69,205,992
                                                            -----------

OTHER ASSETS AND LIABILITIES
  (Net) --(1.1)%                                               (726,301)
                                                            -----------

--------------------------------------------------------------------------------
NET ASSETS-- 100.0%                                         $68,479,691
                                                            ===========
--------------------------------------------------------------------------------

(a) Aggregate cost for Federal tax purposes was $57,608,884. Net unrealized appreciation for Federal tax purposes was $11,597,108 (gross unrealized appreciation was $12,213,508 and gross unrealized depreciation was $616,400).
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
GDR -- Global Depositary Receipt

                       See notes to financial statements.

--------------------------------------------------------------------------------


                                       57
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Gabelli Capital
   Asset Fund
---------------
       5
---------------

--------------------------------------------------------------------------------
  Gabelli Capital Asset Fund
---------------------------------

  STATEMENT OF ASSETS
  AND LIABILITIES
  June 30, 1997 (Unaudited)

Assets:
 Investments, at value
  (Cost $57,587,941)                                        $69,205,992
 Cash                                                            29,085
 Receivables for investments sold                             1,959,097
 Unamortized organization costs                                  56,659
 Dividends receivable                                            25,732
                                                            -----------
   Total Assets                                              71,276,565
                                                            -----------

Liabilities:
 Payable for investments purchased                            2,569,531
 Organization costs payable                                      99,905
 Management fee payable                                          53,293
 Accrued Directors' fees                                         11,675
 Accrued expenses and other payables                             62,470
                                                            -----------
   Total Liabilities                                          2,796,874
                                                            -----------
Net assets applicable to 4,886,306 shares of
  common stock outstanding                                  $68,479,691
                                                            ===========

NET ASSETS consist of:
 Shares of common stock at par value                        $     4,886
 Additional paid-in capital                                  54,020,234
 Undistributed net investment income                              5,809
 Accumulated net realized
  gain on investments                                         2,830,711
 Net unrealized appreciation of investments                  11,618,051
                                                            -----------
   Total Net Assets                                         $68,479,691
                                                            ===========

Net Asset Value, offering and redemption
price per share ($68,479,691 / 4,886,306
shares outstanding; 500,000,000 shares
authorized of $0.001 par value)                             $     14.01
                                                            ===========

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1997
(Unaudited)

Investment Income:
 Dividend income (net of foreign
  withholding taxes of $248)                                  $ 292,742
 Interest income                                                 72,197
                                                            -----------
   Total Investment Income                                      364,939
                                                            -----------

Expenses:
 Management fee                                                 276,471
 Legal and audit fees                                            22,680
 Directors' fees                                                 17,403
 Custodian fees                                                  15,124
 Amortization of organization costs                               9,918
 Shareholder services fees                                        8,689
 Other                                                            5,857
                                                            -----------
 Total expenses                                                 356,142
                                                            -----------
Net Investment Income                                             8,797
                                                            -----------

Net Realized and Unrealized Gain on
Investments:
 Net realized gain on investments sold                        2,851,654
 Change in net unrealized appreciation of
  investments during the year                                 8,508,852
                                                            -----------
Net realized and unrealized gain on investments              11,360,506
                                                            -----------
Net increase in net assets resulting from
 operations                                                 $11,369,303
                                                            ===========

                       See notes to financial statements.

--------------------------------------------------------------------------------


                                       58
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                                                                 Gabelli Capital
                                                                    Asset Fund
                                                                 ---------------
                                                                        5
                                                                 ---------------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
June 30, 1997 (Unaudited)

                                                      Six Months
                                                         Ended        Year
                                                        6/30/97       Ended
                                                      (Unaudited)    12/31/96
                                                      -----------  ------------

Net investment income                                 $     8,797  $     92,133
Net realized gain on investments                        2,851,654     1,411,324
Net change in unrealized appreciation of investments    8,508,852     2,258,045
                                                      -----------  ------------
Net increase in net assets resulting from operations   11,369,303     3,761,502
Distribution to shareholders from:
   Net investment income                                       --       (95,723)
   Net realized gain on investments                            --    (1,416,212)
Net increase in net assets from Fund share
 transactions                                           5,648,857    22,848,022
                                                      -----------  ------------
Net increase in net assets                             17,018,160    25,097,589
NET ASSETS:
Beginning of period                                    51,461,531    26,363,942
                                                      -----------  ------------

End of period (including undistributed
 (distributions in excess of) net
 investment income of $5,809 and ($2,988),
 respectively)                                        $68,479,691  $ 51,461,531
                                                      ===========  ============

                       See notes to financial statements.

--------------------------------------------------------------------------------


                                       59
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Gabelli Capital
   Asset Fund
---------------
       5
---------------

--------------------------------------------------------------------------------
  Gabelli Capital Asset Fund
---------------------------------

  FINANCIAL HIGHLIGHTS
  Per share amounts for a Fund share outstanding throughout each period.

                                                  Six Months
                                                    Ended           Year            Period
                                                   6/30/97          Ended           Ended
                                                 (Unaudited)       12/31/96        12/31/95*
                                                 ------------    ------------    ------------
Operating performance:
Net asset value, beginning of period             $      11.55    $      10.70    $      10.00
                                                 ------------    ------------    ------------
Net investment income                                      --            0.02            0.03(a)
Net realized and unrealized gain on investments          2.46            1.16            0.80
                                                 ------------    ------------    ------------
Total from investment operations                         2.46            1.18            0.83
                                                 ------------    ------------    ------------
Distributions to shareholders from:
 Net investment income                                     --           (0.02)          (0.03)
 Net realized gains                                        --           (0.31)          (0.09)
 Distributions in excess of net realized gains             --              --           (0.01)
                                                 ------------    ------------    ------------
Total Distributions                                        --           (0.33)          (0.13)
                                                 ------------    ------------    ------------
Net asset value, end of period                   $      14.01    $      11.55    $      10.70
                                                 ============    ============    ============
Total return**                                           21.3%           11.0%            8.4%
                                                 ============    ============    ============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)             $     68,480    $     51,462    $     26,364
 Ratio of net investment income to average
  net assets                                             0.03%+          0.21%           0.75%+
 Ratio of operating expenses to average
  net assets                                             1.29%+          1.31%           1.78%+(b)
Portfolio turnover rate                                  37.7%           53.2%           81.4%
Average commission rate (per share of security)  $     0.0502    $     0.0496             N/A

----------
*     The Fund commenced operations on May 1, 1995.
** Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
+     Annualized.
(a) Net investment income before expenses assumed by the Manager and Adviser was $0.03.
(b) Operating expense ratio before expenses assumed by the Manager and Adviser was 1.92%.

                       See notes to financial statements.

--------------------------------------------------------------------------------


                                       60
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                                                                 Gabelli Capital
                                                                    Asset Fund
                                                                 ---------------
                                                                        5
                                                                 ---------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)

---------------------------------------
  1 -- Significant Accounting Policies
---------------------------------------

    Gabelli Capital Asset Fund (the "Fund"), a series of Gabelli Capital Series Funds, Inc. (the "Company"), was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose primary objective is growth of capital. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. The Fund commenced operations on May 1, 1995. On April 26, 1995, the Fund sold a total of 10,000 shares of common stock to Guardian Insurance & Annuity Company, Inc. and proceeds to the Fund amounted to $100,000. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.

    Portfolio securities which are traded only on a nationally recognized securities exchange or are quoted on Nasdaq are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between closing bid and asked prices; if there were no asked prices quoted on that day, the security is valued at the closing bid price. Other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean of the current bid and asked price; if there were no asked prices quoted on that day, the security is valued at the closing bid price. Portfolio securities which are traded on more than one exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, Inc. (the "Adviser"). Securities and assets for which market quotations are not readily available are valued at fair value, as determined in good faith by or under the direction of the Board of Directors of the Company. Short-term investments that mature in more than 60 days are valued at the highest bid price obtained from a dealer maintaining an active market in the security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value. All other investment assets, including restricted and not readily marketable securities, are valued by the Fund under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors designed to reflect in good faith the fair value of such securities.

Repurchase Agreements.

    The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the col-
--------------------------------------------------------------------------------


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   Asset Fund
---------------
       5
---------------

--------------------------------------------------------------------------------
  Gabelli Capital Asset Fund
---------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited) (Continued)

lateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Securities Transactions and Investment Income.

    Securities transactions are accounted for on the trade date with realized gain or loss on investments determined using specific identification as the cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders.

    Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Provision for Income Taxes.

    The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Deferred Organization Expenses.

    A total of $100,000 was incurred in connection with the organization of the Fund. These costs were advanced by the Guardian Insurance & Annuity Company Inc. and will be reimbursed by the Fund. These costs were deferred and are being amortized on a straight-line basis over a period of 60 months from the date the Fund commenced investment operations.

--------------------------------------------
  2. --  Agreements with Affiliated Parties
--------------------------------------------

    Pursuant to a management agreement (the "Management Agreement"), the Fund will pay Guardian Investor Services Corporation (the "Manager") a fee, computed daily and paid monthly, at the annual rate of 1.00 percent of the value of the Fund's average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to First Data Investor Services Group, Inc., the Fund's sub-administrator (the "Sub-Administrator"). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and directors of the Fund who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75 percent of the value of the Fund's average daily net assets.

--------------------------------------------------------------------------------


                                       62
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                                                                 Gabelli Capital
                                                                    Asset Fund
                                                                 ---------------
                                                                        5
                                                                 ---------------

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS
  June 30, 1997 (Unaudited) (Continued)

------------------------------
  3. --  Portfolio Securities
------------------------------

    Cost of purchases and proceeds from sales of investment securities for the six months ended June 30, 1997, excluding U.S. government and short-term investments, aggregated $20,296,281 and $21,492,974, respectively.

-------------------------------------
  4. -- Transactions with Affiliates
-------------------------------------

    During the six months ended June 30, 1997, the Fund paid brokerage commissions of $39,834 to Gabelli & Company, Inc. and its affiliates.

-------------------------------
  5. -- Shares of Common Stock
-------------------------------

    Common stock transactions were as follows:

                               Six Months Ended             Year Ended
                                   6/30/97                   12/31/96
                                 -----------                -----------
                            Shares        Amount        Shares        Amount
                          ----------   ------------   ----------   ------------
Shares Sold                1,036,733   $ 12,994,736    2,913,475   $ 33,336,923
Shares issued upon
 reinvestment of dividends        --             --      131,244      1,511,935
Shares Redeemed             (606,314)    (7,345,879)  (1,052,170)   (12,000,836)
                          ----------   ------------   ----------   ------------
Net increase                 430,419   $  5,648,857    1,992,549   $ 22,848,022
                          ==========   ============   ==========   ============

--------------------------------------------------------------------------------


                                       63